Supplemental Information (Postretirement Benefit Plans - Asset Allocation) (Details)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Principal pension plans | Equity Securities
Asset Allocation
Target plan asset allocations range minimum	17.00%
Target plan asset allocations range maximum	57.00%
Actual allocation	47.00%
Principal pension plans | Debt securities
Asset Allocation
Target plan asset allocations range minimum	13.00%
Target plan asset allocations range maximum	53.00%
Actual allocation	29.00%
Principal pension plans | Private equities
Asset Allocation
Target plan asset allocations range minimum	8.00%
Target plan asset allocations range maximum	18.00%
Actual allocation	11.00%
Principal pension plans | Real estate
Asset Allocation
Target plan asset allocations range minimum	2.00%
Target plan asset allocations range maximum	12.00%
Actual allocation	7.00%
Principal pension plans | Other investments
Asset Allocation
Target plan asset allocations range minimum	3.00%
Target plan asset allocations range maximum	13.00%
Actual allocation	6.00%
Other pension plans | Equity Securities | Weighted average
Asset Allocation
Target Allocations	37.00%
Actual allocation	40.00%
Other pension plans | Debt securities | Weighted average
Asset Allocation
Target Allocations	37.00%
Actual allocation	40.00%
Other pension plans | Private equities | Weighted average
Asset Allocation
Target Allocations	5.00%
Actual allocation	4.00%
Other pension plans | Real estate | Weighted average
Asset Allocation
Target Allocations	9.00%
Actual allocation	8.00%
Other pension plans | Other investments | Weighted average
Asset Allocation
Target Allocations	12.00%
Actual allocation	8.00%
Principal retiree benefit plans | Equity Securities
Asset Allocation
Target plan asset allocations range minimum	35.00%
Target plan asset allocations range maximum	75.00%
Actual allocation	59.00%
Principal retiree benefit plans | Debt securities
Asset Allocation
Target plan asset allocations range minimum	11.00%
Target plan asset allocations range maximum	46.00%
Actual allocation	27.00%
Principal retiree benefit plans | Private equities
Asset Allocation
Target plan asset allocations range minimum	0.00%
Target plan asset allocations range maximum	25.00%
Actual allocation	11.00%
Principal retiree benefit plans | Real estate
Asset Allocation
Target plan asset allocations range minimum	0.00%
Target plan asset allocations range maximum	12.00%
Actual allocation	1.00%
Principal retiree benefit plans | Other investments
Asset Allocation
Target plan asset allocations range minimum	0.00%
Target plan asset allocations range maximum	10.00%
Actual allocation	2.00%
GE Pension Plan
Asset Allocation
Maximum Percentage Of Fair Value of Trust Assets That Can Be Qualifying Employer Securites and Qualifying Employe Real Property	10.00%
Percentage Of GE Securities of GE Penion Trust Assets	3.70%	3.80%
Maximum Percentage of Total GE Pension PLan assets that Can Be Sector Concentration of Assets	15.00%